OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses	$ 1,172	$ 1,739
Government authorities	919	1,003
Short-term lease deposits	145	127
Receivable from third-party		426
Others	247	363
Other receivables and prepaid expenses	2,649	3,879
Foreign Exchange Contract [Member]
Foreign currency derivative contracts	$ 166	$ 221